Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
12	Property, Plant and Equipment

	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use Assets	Total

Cost:
As at January 1, 2023	30,813,692	179,367,406	1,223,689	154,532,494	17,209,735	84,989,427	468,136,443
Additions	Nil	21,455	26,845	868,035	36,062,968	Nil	36,979,303
Reclassified during the year	Nil	Nil	359,331	(359,331)	Nil	Nil	Nil
Transfers from capital work in progress	152,911	148,000	Nil	Nil	(300,911)	Nil	Nil
As at December 31, 2023	30,966,603	179,536,861	1,609,865	155,041,198	52,971,792	84,989,427	505,115,746

Accumulated Depreciation:
As at January 1, 2023	5,829,153	19,845,924	371,454	9,845,886	Nil	6,203,387	42,095,804
Reclassified during the year	Nil	Nil	297,144	(297,144)	Nil	Nil	Nil
Charge for the year	1,238,129	7,598,278	226,183	3,105,239	Nil	1,398,871	13,566,700
As at December 31, 2023	7,067,282	27,444,202	894,781	12,653,981	Nil	7,602,258	55,662,504

Net Book Value:
As at December 31, 2023	23,899,321	152,092,659	715,084	142,387,217	52,971,792	77,387,169	449,453,242
As at December 31, 2022	24,984,539	159,521,482	852,235	144,686,608	17,209,735	78,786,040	426,040,639

Capital work in progress as of December 31, 2023, mostly relates to the Group's cost pertaining to the Early Preparation Works and Terminal Connectivity under development. The construction project is expected to be completed in 2027 (Phase I) and in 2028 (Phase II).

Land lease agreement and the moveable assets of the Group are pledged as security against borrowings obtained in 2020 (Note 15).

Total amount of borrowing costs capitalised during the year ended December 31, 2023, was USD 7,820,010 (December 31, 2022: USD 8,307,692). It includes an amount of USD 6,909,366 related to finance charge of lease liabilities and an amount of USD 910,644 related to depreciation charge on right-of-use asset capitalised. The rate used to determine the amount of borrowing costs eligible for capitalisation was 13%.

The depreciation charge for the year is allocated to the consolidated statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2023	2022

Direct costs (Note 7)	12,656,056	12,615,658
CWIP	910,644	926,099
	13,566,700	13,541,757